Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Basis of Presentation and Fiscal Year (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Basis of Presentation and Fiscal Year

Basis of Presentation and Fiscal Year

These financial statements have been presented by the Company in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31st (prior to the Asset Agreement our fiscal year end was May 31st and upon execution of the Asset Agreement on October 4, 2013, our fiscal year end changed to December 31st.)

We determined to treat the acquisition as a reverse recapitalization for accounting purposes, with SITC as the acquirer for accounting purposes. As such, the prior year financial information, including the operating and financial results, audited financial statements, included in this annual report on Form 10-K include the results of SITC for the period from January 1, 2013 to October 3, 2013, rather than that of our predecessor company TeamUpSport Inc. prior to the completion of the Asset Agreement.

On September 9, 2013, we effected a 13.5 to one forward stock split of our common stock. The securities of our Company referred to in these financial statements are the securities subsequent to the forward stock split.